Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

November 30, 2020

Z5I-QTLY-0121
1.9881569.103

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 10.9%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	333,948	$9,601,005
CenturyLink, Inc.	46,600	486,970
Verizon Communications, Inc.	193,739	11,703,773
		21,791,748
Entertainment - 2.0%
Activision Blizzard, Inc.	36,151	2,873,281
Electronic Arts, Inc.	13,514	1,726,414
Live Nation Entertainment, Inc. (a)	6,670	437,886
Netflix, Inc. (a)	20,659	10,137,371
Take-Two Interactive Software, Inc. (a)	5,357	966,992
The Walt Disney Co.	84,637	12,527,122
		28,669,066
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	14,065	24,675,636
Class C (a)	13,758	24,224,261
Facebook, Inc. Class A (a)	112,611	31,189,869
Twitter, Inc. (a)	37,075	1,724,358
		81,814,124
Media - 1.4%
Charter Communications, Inc. Class A (a)	7,002	4,565,234
Comcast Corp. Class A	213,488	10,725,637
Discovery Communications, Inc.:
Class A (a)	7,309	196,685
Class C (non-vtg.) (a)	14,660	352,133
DISH Network Corp. Class A (a)	11,522	413,294
Fox Corp.:
Class A	16,606	478,917
Class B	6,799	192,956
Interpublic Group of Companies, Inc.	18,385	409,618
News Corp.:
Class A	18,058	318,724
Class B	6,063	107,982
Omnicom Group, Inc.	10,101	636,363
ViacomCBS, Inc. Class B	26,386	930,898
		19,328,441
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	27,237	3,620,887

TOTAL COMMUNICATION SERVICES		155,224,266

CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.1%
Aptiv PLC	12,629	1,499,062
BorgWarner, Inc.	11,363	441,453
		1,940,515
Automobiles - 0.3%
Ford Motor Co.	183,081	1,662,375
General Motors Co.	58,979	2,585,639
		4,248,014
Distributors - 0.1%
Genuine Parts Co.	6,761	665,080
LKQ Corp. (a)	13,022	458,635
Pool Corp.	1,875	648,956
		1,772,671
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	24,416	487,832
Chipotle Mexican Grill, Inc. (a)	1,310	1,689,153
Darden Restaurants, Inc.	6,099	658,570
Domino's Pizza, Inc.	1,837	721,151
Hilton Worldwide Holdings, Inc.	12,983	1,345,428
Las Vegas Sands Corp.	15,395	857,655
Marriott International, Inc. Class A	12,460	1,580,800
McDonald's Corp.	34,844	7,576,479
MGM Mirage, Inc.	19,197	542,315
Norwegian Cruise Line Holdings Ltd. (a)(b)	14,860	339,848
Royal Caribbean Cruises Ltd.	8,377	660,191
Starbucks Corp.	54,749	5,366,497
Wynn Resorts Ltd.	4,573	459,587
Yum! Brands, Inc.	14,108	1,492,626
		23,778,132
Household Durables - 0.4%
D.R. Horton, Inc.	15,432	1,149,684
Garmin Ltd.	6,962	812,883
Leggett & Platt, Inc.	6,183	266,487
Lennar Corp. Class A	13,219	1,002,793
Mohawk Industries, Inc. (a)	2,810	353,582
Newell Brands, Inc.	17,680	375,877
NVR, Inc. (a)	162	647,543
PulteGroup, Inc.	12,461	543,673
Whirlpool Corp.	2,906	565,537
		5,718,059
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (a)	19,942	63,177,054
eBay, Inc.	31,160	1,571,399
Etsy, Inc. (a)	5,601	900,081
Expedia, Inc.	6,372	793,250
The Booking Holdings, Inc. (a)	1,918	3,890,567
		70,332,351
Leisure Products - 0.1%
Hasbro, Inc.	5,972	555,575
Multiline Retail - 0.6%
Dollar General Corp.	11,657	2,547,987
Dollar Tree, Inc. (a)	11,105	1,213,110
Target Corp.	23,443	4,208,722
		7,969,819
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	3,235	477,810
AutoZone, Inc. (a)	1,090	1,240,039
Best Buy Co., Inc.	10,795	1,174,496
CarMax, Inc. (a)	7,638	714,000
Gap, Inc.	9,825	205,932
L Brands, Inc.	10,974	425,901
Lowe's Companies, Inc.	35,401	5,516,184
O'Reilly Automotive, Inc. (a)	3,466	1,533,497
Ross Stores, Inc.	16,671	1,792,466
The Home Depot, Inc.	50,415	13,985,625
Tiffany & Co., Inc.	5,057	664,894
TJX Companies, Inc.	56,160	3,566,722
Tractor Supply Co.	5,444	766,570
Ulta Beauty, Inc. (a)	2,640	727,056
		32,791,192
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	16,289	231,304
NIKE, Inc. Class B	58,268	7,848,700
PVH Corp.	3,395	269,869
Ralph Lauren Corp.	2,252	193,109
Tapestry, Inc.	13,034	369,123
Under Armour, Inc.:
Class A (sub. vtg.) (a)	9,641	159,751
Class C (non-vtg.) (a)	8,507	123,777
VF Corp.	14,949	1,246,747
		10,442,380

TOTAL CONSUMER DISCRETIONARY		159,548,708

CONSUMER STAPLES - 6.7%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	8,517	686,981
Constellation Brands, Inc. Class A (sub. vtg.)	7,874	1,620,784
Molson Coors Beverage Co. Class B	8,815	405,490
Monster Beverage Corp. (a)	17,249	1,462,370
PepsiCo, Inc.	64,841	9,352,017
The Coca-Cola Co.	181,098	9,344,657
		22,872,299
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	20,678	8,101,020
Kroger Co.	36,433	1,202,289
Sysco Corp.	23,847	1,700,053
Walgreens Boots Alliance, Inc.	33,752	1,282,914
Walmart, Inc.	65,024	9,935,017
		22,221,293
Food Products - 1.0%
Archer Daniels Midland Co.	26,024	1,295,214
Campbell Soup Co.	9,487	474,540
Conagra Brands, Inc.	22,885	836,676
General Mills, Inc.	28,610	1,740,060
Hormel Foods Corp.	13,049	615,652
Kellogg Co.	11,901	760,593
Lamb Weston Holdings, Inc.	6,816	493,342
McCormick & Co., Inc. (non-vtg.)	5,798	1,084,110
Mondelez International, Inc.	66,855	3,840,820
The Hershey Co.	6,897	1,019,997
The J.M. Smucker Co.	5,324	623,973
The Kraft Heinz Co.	30,432	1,002,430
Tyson Foods, Inc. Class A	13,776	898,195
		14,685,602
Household Products - 1.7%
Church & Dwight Co., Inc.	11,610	1,019,010
Clorox Co.	5,920	1,201,523
Colgate-Palmolive Co.	40,173	3,440,416
Kimberly-Clark Corp.	15,998	2,228,681
Procter & Gamble Co.	116,561	16,186,826
		24,076,456
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	10,559	2,590,334
Tobacco - 0.6%
Altria Group, Inc.	87,216	3,473,813
Philip Morris International, Inc.	72,945	5,525,584
		8,999,397

TOTAL CONSUMER STAPLES		95,445,381

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	30,968	579,721
Halliburton Co.	41,392	686,693
National Oilwell Varco, Inc.	18,491	226,700
Schlumberger Ltd.	65,549	1,362,764
TechnipFMC PLC	20,101	167,039
		3,022,917
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.	17,969	231,620
Cabot Oil & Gas Corp.	18,838	330,042
Chevron Corp.	90,362	7,877,759
Concho Resources, Inc.	9,364	538,243
ConocoPhillips Co.	50,572	2,000,628
Devon Energy Corp.	18,514	259,011
Diamondback Energy, Inc.	7,552	301,778
EOG Resources, Inc.	27,451	1,286,903
Exxon Mobil Corp.	198,572	7,571,550
Hess Corp.	12,973	612,066
HollyFrontier Corp.	7,223	168,946
Kinder Morgan, Inc.	92,033	1,323,435
Marathon Oil Corp.	38,104	225,576
Marathon Petroleum Corp.	30,670	1,192,450
Occidental Petroleum Corp.	25,842	407,270
ONEOK, Inc.	20,997	753,162
Phillips 66 Co.	20,629	1,249,705
Pioneer Natural Resources Co.	7,760	780,501
The Williams Companies, Inc.	57,219	1,200,455
Valero Energy Corp.	19,212	1,033,029
		29,344,129

TOTAL ENERGY		32,367,046

FINANCIALS - 10.3%
Banks - 3.7%
Bank of America Corp.	356,945	10,051,571
Citigroup, Inc.	97,509	5,369,821
Citizens Financial Group, Inc.	20,042	654,572
Comerica, Inc.	6,563	322,900
Fifth Third Bancorp	33,488	848,586
First Republic Bank	8,028	1,040,108
Huntington Bancshares, Inc.	47,816	577,617
JPMorgan Chase & Co.	142,718	16,823,598
KeyCorp	45,679	706,197
M&T Bank Corp.	6,005	699,522
Peoples United Financial, Inc.	19,998	247,975
PNC Financial Services Group, Inc.	19,876	2,744,279
Regions Financial Corp.	45,038	687,730
SVB Financial Group (a)	2,424	835,941
Truist Financial Corp.	63,131	2,930,541
U.S. Bancorp	64,172	2,772,872
Wells Fargo & Co.	193,009	5,278,796
Zions Bancorp NA	7,799	300,963
		52,893,589
Capital Markets - 2.7%
Ameriprise Financial, Inc.	5,632	1,043,272
Bank of New York Mellon Corp.	38,131	1,491,685
BlackRock, Inc. Class A	6,642	4,638,441
Cboe Global Markets, Inc.	5,066	462,627
Charles Schwab Corp.	69,371	3,383,917
CME Group, Inc.	16,792	2,939,104
Franklin Resources, Inc.	12,715	279,603
Goldman Sachs Group, Inc.	16,117	3,716,258
Intercontinental Exchange, Inc.	26,264	2,771,115
Invesco Ltd.	17,923	290,890
MarketAxess Holdings, Inc.	1,778	958,662
Moody's Corp.	7,559	2,134,208
Morgan Stanley	66,877	4,135,005
MSCI, Inc.	3,918	1,604,108
Northern Trust Corp.	9,750	907,920
Raymond James Financial, Inc.	5,711	519,415
S&P Global, Inc.	11,286	3,970,189
State Street Corp.	16,500	1,162,920
T. Rowe Price Group, Inc.	10,631	1,524,592
The NASDAQ OMX Group, Inc.	5,379	688,458
		38,622,389
Consumer Finance - 0.5%
American Express Co.	30,529	3,620,434
Capital One Financial Corp.	21,346	1,828,071
Discover Financial Services	14,357	1,093,573
Synchrony Financial	25,413	774,334
		7,316,412
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	92,813	21,245,824
Insurance - 1.9%
AFLAC, Inc.	31,063	1,364,598
Allstate Corp.	14,597	1,494,003
American International Group, Inc.	40,445	1,554,706
Aon PLC	10,847	2,222,442
Arthur J. Gallagher & Co.	8,924	1,029,919
Assurant, Inc.	2,790	360,245
Chubb Ltd.	21,134	3,124,239
Cincinnati Financial Corp.	7,014	535,519
Everest Re Group Ltd.	1,866	424,198
Globe Life, Inc.	4,595	427,795
Hartford Financial Services Group, Inc.	16,833	744,019
Lincoln National Corp.	8,527	402,645
Loews Corp.	11,150	467,297
Marsh & McLennan Companies, Inc.	23,709	2,718,000
MetLife, Inc.	36,133	1,668,261
Principal Financial Group, Inc.	12,012	598,077
Progressive Corp.	27,385	2,385,507
Prudential Financial, Inc.	18,574	1,404,566
The Travelers Companies, Inc.	11,849	1,536,223
Unum Group	9,534	211,941
W.R. Berkley Corp.	6,563	427,448
Willis Towers Watson PLC	6,033	1,256,010
		26,357,658

TOTAL FINANCIALS		146,435,872

HEALTH CARE - 13.6%
Biotechnology - 1.9%
AbbVie, Inc.	82,704	8,649,184
Alexion Pharmaceuticals, Inc. (a)	10,269	1,253,948
Amgen, Inc.	27,439	6,092,556
Biogen, Inc. (a)	7,412	1,780,140
Gilead Sciences, Inc.	58,747	3,564,180
Incyte Corp. (a)	8,684	734,145
Regeneron Pharmaceuticals, Inc. (a)	4,896	2,526,483
Vertex Pharmaceuticals, Inc. (a)	12,205	2,779,689
		27,380,325
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	82,931	8,974,793
Abiomed, Inc. (a)	2,113	579,173
Align Technology, Inc. (a)	3,360	1,617,134
Baxter International, Inc.	23,701	1,802,935
Becton, Dickinson & Co.	13,576	3,188,188
Boston Scientific Corp. (a)	67,003	2,221,149
Danaher Corp.	29,563	6,640,737
Dentsply Sirona, Inc.	10,246	521,419
DexCom, Inc. (a)	4,488	1,434,724
Edwards Lifesciences Corp. (a)	29,119	2,442,793
Hologic, Inc. (a)	12,129	838,478
IDEXX Laboratories, Inc. (a)	3,985	1,837,005
Intuitive Surgical, Inc. (a)	5,482	3,980,206
Medtronic PLC	62,965	7,159,121
ResMed, Inc.	6,785	1,422,136
STERIS PLC	3,980	771,364
Stryker Corp.	15,308	3,572,887
Teleflex, Inc.	2,178	833,630
The Cooper Companies, Inc.	2,298	770,336
Varian Medical Systems, Inc. (a)	4,270	742,895
West Pharmaceutical Services, Inc.	3,459	951,778
Zimmer Biomet Holdings, Inc.	9,704	1,447,060
		53,749,941
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	6,904	711,871
Anthem, Inc.	11,779	3,669,394
Cardinal Health, Inc.	13,715	748,702
Centene Corp. (a)	27,131	1,672,626
Cigna Corp.	17,194	3,595,953
CVS Health Corp.	61,295	4,155,188
DaVita HealthCare Partners, Inc. (a)	3,518	386,452
HCA Holdings, Inc.	12,347	1,853,408
Henry Schein, Inc. (a)	6,669	428,883
Humana, Inc.	6,194	2,480,821
Laboratory Corp. of America Holdings (a)	4,558	910,871
McKesson Corp.	7,590	1,365,517
Quest Diagnostics, Inc.	6,290	779,834
UnitedHealth Group, Inc.	44,508	14,969,821
Universal Health Services, Inc. Class B	3,646	476,095
		38,205,436
Health Care Technology - 0.1%
Cerner Corp.	14,324	1,072,008
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	14,427	1,686,516
Bio-Rad Laboratories, Inc. Class A (a)	995	535,808
Illumina, Inc. (a)	6,839	2,202,774
IQVIA Holdings, Inc. (a)	8,960	1,514,150
Mettler-Toledo International, Inc. (a)	1,122	1,290,345
PerkinElmer, Inc.	5,236	696,388
Thermo Fisher Scientific, Inc.	18,523	8,612,825
Waters Corp. (a)	2,898	672,365
		17,211,171
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	105,609	6,590,002
Catalent, Inc. (a)	7,696	739,893
Eli Lilly & Co.	37,187	5,416,287
Johnson & Johnson	123,306	17,839,912
Merck & Co., Inc.	118,461	9,523,080
Perrigo Co. PLC	6,410	309,090
Pfizer, Inc.	260,322	9,972,936
Viatris, Inc. (a)	56,466	949,758
Zoetis, Inc. Class A	22,252	3,568,776
		54,909,734

TOTAL HEALTH CARE		192,528,615

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.7%
General Dynamics Corp.	10,889	1,626,272
Harris Corp.	10,126	1,944,091
Howmet Aerospace, Inc.	18,391	431,453
Huntington Ingalls Industries, Inc.	1,900	304,361
Lockheed Martin Corp.	11,523	4,205,895
Northrop Grumman Corp.	7,260	2,194,408
Raytheon Technologies Corp.	71,598	5,135,009
Teledyne Technologies, Inc. (a)	1,727	652,702
Textron, Inc.	10,674	481,397
The Boeing Co.	24,858	5,237,829
TransDigm Group, Inc.	2,540	1,471,143
		23,684,560
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	6,310	592,951
Expeditors International of Washington, Inc.	7,827	699,499
FedEx Corp.	11,290	3,235,488
United Parcel Service, Inc. Class B	33,117	5,665,325
		10,193,263
Airlines - 0.3%
Alaska Air Group, Inc.	5,780	294,607
American Airlines Group, Inc.	26,055	368,157
Delta Air Lines, Inc.	30,023	1,208,426
Southwest Airlines Co.	27,570	1,277,594
United Airlines Holdings, Inc. (a)	13,688	616,644
		3,765,428
Building Products - 0.5%
A.O. Smith Corp.	6,321	355,936
Allegion PLC	4,316	492,197
Carrier Global Corp.	38,105	1,450,657
Fortune Brands Home & Security, Inc.	6,463	539,661
Johnson Controls International PLC	34,844	1,604,218
Masco Corp.	12,209	655,257
Trane Technologies PLC	11,199	1,637,742
		6,735,668
Commercial Services & Supplies - 0.4%
Cintas Corp.	4,071	1,446,426
Copart, Inc. (a)	9,662	1,115,478
Republic Services, Inc.	9,767	944,664
Rollins, Inc.	6,909	395,057
Waste Management, Inc.	18,179	2,165,664
		6,067,289
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	6,216	670,333
Quanta Services, Inc.	6,420	438,743
		1,109,076
Electrical Equipment - 0.5%
AMETEK, Inc.	10,763	1,275,738
Eaton Corp. PLC	18,775	2,273,840
Emerson Electric Co.	28,044	2,154,340
Rockwell Automation, Inc.	5,441	1,390,502
		7,094,420
Industrial Conglomerates - 1.2%
3M Co.	26,978	4,659,910
General Electric Co.	409,940	4,173,189
Honeywell International, Inc.	32,862	6,701,219
Roper Technologies, Inc.	4,899	2,091,873
		17,626,191
Machinery - 1.7%
Caterpillar, Inc.	25,366	4,403,284
Cummins, Inc.	6,913	1,598,078
Deere & Co.	14,669	3,837,704
Dover Corp.	6,720	820,042
Flowserve Corp.	6,121	208,604
Fortive Corp.	15,763	1,105,459
IDEX Corp.	3,536	682,978
Illinois Tool Works, Inc.	13,461	2,841,482
Ingersoll Rand, Inc. (a)	17,381	769,457
Otis Worldwide Corp.	19,041	1,274,605
PACCAR, Inc.	16,174	1,408,108
Parker Hannifin Corp.	6,022	1,609,440
Pentair PLC	7,750	401,605
Snap-On, Inc.	2,548	448,066
Stanley Black & Decker, Inc.	7,478	1,378,270
Westinghouse Air Brake Co.	8,376	613,961
Xylem, Inc.	8,409	807,012
		24,208,155
Professional Services - 0.3%
Equifax, Inc.	5,690	949,661
IHS Markit Ltd.	17,472	1,737,765
Nielsen Holdings PLC	16,753	270,896
Robert Half International, Inc.	5,393	346,123
Verisk Analytics, Inc.	7,589	1,504,975
		4,809,420
Road & Rail - 1.1%
CSX Corp.	35,808	3,224,510
J.B. Hunt Transport Services, Inc.	3,911	529,080
Kansas City Southern	4,419	822,685
Norfolk Southern Corp.	11,944	2,830,967
Old Dominion Freight Lines, Inc.	4,502	915,527
Union Pacific Corp.	31,791	6,487,907
		14,810,676
Trading Companies & Distributors - 0.2%
Fastenal Co.	26,860	1,328,227
United Rentals, Inc. (a)	3,376	766,284
W.W. Grainger, Inc.	2,105	880,522
		2,975,033

TOTAL INDUSTRIALS		123,079,179

INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	2,557	692,180
Cisco Systems, Inc.	198,324	8,531,898
F5 Networks, Inc. (a)	2,845	463,194
Juniper Networks, Inc.	15,613	339,895
Motorola Solutions, Inc.	7,957	1,364,864
		11,392,031
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	13,960	1,826,108
CDW Corp.	6,666	869,846
Corning, Inc.	35,661	1,334,435
FLIR Systems, Inc.	6,151	235,214
IPG Photonics Corp. (a)	1,680	347,777
Keysight Technologies, Inc. (a)	8,772	1,052,991
TE Connectivity Ltd.	15,466	1,762,660
Vontier Corp. (a)	6,254	207,445
Zebra Technologies Corp. Class A (a)	2,498	945,293
		8,581,769
IT Services - 5.5%
Accenture PLC Class A	29,792	7,420,889
Akamai Technologies, Inc. (a)	7,619	788,643
Automatic Data Processing, Inc.	20,142	3,502,291
Broadridge Financial Solutions, Inc.	5,393	792,124
Cognizant Technology Solutions Corp. Class A	25,394	1,984,033
DXC Technology Co.	12,037	263,731
Fidelity National Information Services, Inc.	29,024	4,307,452
Fiserv, Inc. (a)	26,035	2,998,711
FleetCor Technologies, Inc. (a)	3,938	1,044,397
Gartner, Inc. (a)	4,180	635,360
Global Payments, Inc.	14,022	2,736,954
IBM Corp.	41,742	5,155,972
Jack Henry & Associates, Inc.	3,590	577,487
Leidos Holdings, Inc.	6,266	630,986
MasterCard, Inc. Class A	41,375	13,923,101
Paychex, Inc.	15,030	1,400,045
PayPal Holdings, Inc. (a)	54,959	11,767,821
The Western Union Co.	19,302	435,453
VeriSign, Inc. (a)	4,729	949,205
Visa, Inc. Class A	78,963	16,609,867
		77,924,522
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (a)	55,006	5,096,856
Analog Devices, Inc.	17,305	2,406,779
Applied Materials, Inc.	42,762	3,527,010
Broadcom, Inc.	18,841	7,566,169
Intel Corp.	199,172	9,629,966
KLA-Tencor Corp.	7,281	1,834,594
Lam Research Corp.	6,822	3,088,047
Maxim Integrated Products, Inc.	12,511	1,038,913
Microchip Technology, Inc.	11,829	1,589,699
Micron Technology, Inc. (a)	52,016	3,333,705
NVIDIA Corp.	28,902	15,493,206
Qorvo, Inc. (a)	5,351	838,395
Qualcomm, Inc.	52,845	7,777,199
Skyworks Solutions, Inc.	7,820	1,103,949
Teradyne, Inc.	7,775	857,894
Texas Instruments, Inc.	42,884	6,915,045
Xilinx, Inc.	11,444	1,665,674
		73,763,100
Software - 8.7%
Adobe, Inc. (a)	22,469	10,750,742
ANSYS, Inc. (a)	4,019	1,358,663
Autodesk, Inc. (a)	10,278	2,880,204
Cadence Design Systems, Inc. (a)	13,062	1,519,111
Citrix Systems, Inc.	5,794	717,992
Fortinet, Inc. (a)	6,282	774,131
Intuit, Inc.	12,266	4,317,877
Microsoft Corp.	354,459	75,879,038
Nortonlifelock, Inc.	27,734	505,591
Oracle Corp.	90,541	5,226,027
Paycom Software, Inc. (a)	2,295	957,199
Salesforce.com, Inc. (a)	42,629	10,478,208
ServiceNow, Inc. (a)	8,987	4,804,001
Synopsys, Inc. (a)	7,111	1,617,753
Tyler Technologies, Inc. (a)	1,884	805,598
		122,592,135
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	752,977	89,641,907
Hewlett Packard Enterprise Co.	60,357	666,341
HP, Inc.	64,288	1,409,836
NetApp, Inc.	10,448	556,983
Seagate Technology LLC	10,482	616,446
Western Digital Corp.	14,184	636,578
Xerox Holdings Corp.	8,403	183,942
		93,712,033

TOTAL INFORMATION TECHNOLOGY		387,965,590

MATERIALS - 2.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	10,344	2,897,768
Albemarle Corp. U.S.	4,972	676,043
Celanese Corp. Class A	5,541	716,618
CF Industries Holdings, Inc.	10,080	375,984
Corteva, Inc.	35,034	1,342,503
Dow, Inc.	34,779	1,843,635
DuPont de Nemours, Inc.	34,373	2,180,623
Eastman Chemical Co.	6,351	618,587
Ecolab, Inc.	11,623	2,582,049
FMC Corp.	6,064	703,485
International Flavors & Fragrances, Inc. (b)	4,997	560,164
Linde PLC	24,604	6,308,958
LyondellBasell Industries NV Class A	12,067	1,026,902
PPG Industries, Inc.	11,048	1,621,515
Sherwin-Williams Co.	3,836	2,867,909
The Mosaic Co.	16,188	355,488
		26,678,231
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,913	773,780
Vulcan Materials Co.	6,197	865,411
		1,639,191
Containers & Packaging - 0.4%
Amcor PLC	73,465	832,358
Avery Dennison Corp.	3,900	582,426
Ball Corp.	15,253	1,464,441
International Paper Co.	18,378	909,343
Packaging Corp. of America	4,436	576,680
Sealed Air Corp.	7,327	330,155
WestRock Co.	12,178	514,033
		5,209,436
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	68,040	1,591,456
Newmont Corp.	37,599	2,211,573
Nucor Corp.	14,134	758,996
		4,562,025

TOTAL MATERIALS		38,088,883

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	5,476	896,585
American Tower Corp.	20,765	4,800,868
Apartment Investment & Management Co. Class A	8,662	262,892
AvalonBay Communities, Inc.	6,589	1,097,662
Boston Properties, Inc.	6,717	659,341
Crown Castle International Corp.	19,648	3,292,415
Digital Realty Trust, Inc.	12,593	1,696,907
Duke Realty Corp.	17,281	657,715
Equinix, Inc.	4,144	2,891,642
Equity Residential (SBI)	15,987	925,967
Essex Property Trust, Inc.	3,052	750,426
Extra Space Storage, Inc.	6,018	678,409
Federal Realty Investment Trust (SBI)	3,237	282,331
Healthpeak Properties, Inc.	25,670	740,836
Host Hotels & Resorts, Inc.	33,043	463,593
Iron Mountain, Inc.	13,646	375,265
Kimco Realty Corp.	20,247	292,367
Mid-America Apartment Communities, Inc.	5,339	673,568
Prologis (REIT), Inc.	34,570	3,458,729
Public Storage	7,108	1,595,462
Realty Income Corp.	16,175	970,015
Regency Centers Corp.	7,402	337,383
SBA Communications Corp. Class A	5,238	1,504,249
Simon Property Group, Inc.	15,253	1,259,440
SL Green Realty Corp.	3,460	200,334
UDR, Inc.	13,827	531,925
Ventas, Inc.	17,495	838,185
Vornado Realty Trust	7,479	291,008
Welltower, Inc.	19,550	1,231,259
Weyerhaeuser Co.	34,933	1,014,454
		34,671,232
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	15,665	957,758

TOTAL REAL ESTATE		35,628,990

UTILITIES - 2.9%
Electric Utilities - 1.8%
Alliant Energy Corp.	11,650	612,790
American Electric Power Co., Inc.	23,227	1,971,740
Duke Energy Corp.	34,453	3,192,415
Edison International	17,739	1,088,465
Entergy Corp.	9,378	1,020,795
Evergy, Inc.	10,659	590,615
Eversource Energy	16,015	1,401,473
Exelon Corp.	45,643	1,874,558
FirstEnergy Corp.	25,479	676,722
NextEra Energy, Inc.	91,691	6,747,541
NRG Energy, Inc.	11,324	370,861
Pinnacle West Capital Corp.	5,274	431,677
PPL Corp.	36,127	1,026,729
Southern Co.	49,474	2,961,019
Xcel Energy, Inc.	24,542	1,653,149
		25,620,549
Gas Utilities - 0.0%
Atmos Energy Corp.	5,815	557,600
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	31,159	636,890
Multi-Utilities - 0.9%
Ameren Corp.	11,528	896,648
CenterPoint Energy, Inc.	25,599	593,641
CMS Energy Corp.	13,385	823,713
Consolidated Edison, Inc.	15,667	1,194,609
Dominion Energy, Inc.	39,394	3,092,035
DTE Energy Co.	9,029	1,135,938
NiSource, Inc.	18,072	437,342
Public Service Enterprise Group, Inc.	23,679	1,380,012
Sempra Energy	13,552	1,727,609
WEC Energy Group, Inc.	14,744	1,399,943
		12,681,490
Water Utilities - 0.1%
American Water Works Co., Inc.	8,489	1,302,043

TOTAL UTILITIES		40,798,572

TOTAL COMMON STOCKS
(Cost $1,110,541,369)		1,407,111,102

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.09% (c)	4,508,261	4,509,162
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	822,799	822,881
TOTAL MONEY MARKET FUNDS
(Cost $5,332,043)		5,332,043
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,115,873,412)		1,412,443,145
NET OTHER ASSETS (LIABILITIES) - 0.3%(e)		3,574,273
NET ASSETS - 100%		$1,416,017,418

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	50	Dec. 2020	$9,058,000	$376,640	$376,640

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $456,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,647
Fidelity Securities Lending Cash Central Fund	15,976
Total	$28,623

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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